UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor New York, NY 10017
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: August 31

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Current Income Fund

November 30, 2008

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—92.4%
U. S. Government Agency—92.4%
Federal Home Loan Bank
0.15%, 12/09/08*	$4,700,000	$4,699,810
1.25%, 12/22/08*	3,000,000	2,997,585
0.85%, 1/07/09*	800,000	799,268
0.75%, 1/08/09*	7,000,000	6,993,985
0.78%, 1/16/09*	3,000,000	2,996,890

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $18,488,425)		18,487,538

MONEY MARKET FUND—7.7%
AIM Short-Term Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $1,533,445)	1,533,445	1,533,445

REPURCHASE AGREEMENT—7.5%
Citigroup Inc. tri-party repurchase agreement dated 11/28/08, 0.10% due 12/01/2008; Proceeds at maturity—$1,500,146; (Fully collateralized by U.S. Treasury Notes, 3.50% due 2/15/18; Market value—$1,530,207) (Cost: $1,500,134)	1,500,134	1,500,134

TOTAL INVESTMENTS IN SECURITIES—107.6%
(Cost: $21,522,004)(b)		21,521,117
Liabilities in Excess of Other Assets—(7.6)%†		(1,511,490)

NET ASSETS—100.0%		$20,009,627

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
†	Reflects liability pending trade settlement; as of 12/1/08, Liabilities in Excess of Cash and Other Assets were $(4,033).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund

November 30, 2008

Investments	Principal Amount	Value
COMMERCIAL PAPER—32.4%
Banks—22.5%
Bank of America Corp.
0.30%, 12/01/08*	$2,500,000	$2,499,979
Bank of Scotland
2.81%, 12/04/08*	1,400,000	1,399,337
Intesa Funding LLC
0.49%, 12/01/08*	2,500,000	2,499,966
Societe Generale North America, Inc.
0.69%, 12/01/08*	2,500,000	2,499,952
UBS Finance LLC
0.75%, 12/01/08*	2,500,000	2,499,913
Wells Fargo & Co.
0.26%, 12/01/08*	2,500,000	2,499,982

Total Banks		13,899,129

Financial—9.9%
BNP Paribas Finance, Inc.
2.75%, 12/09/08*	700,000	699,240
ING Funding LLC
2.73%, 12/02/08*	500,000	499,884
2.70%, 12/09/08*	900,000	899,023
JP Morgan Chase and Co.
0.50%, 12/01/08*	2,500,000	2,499,942
Nordea North America
2.64%, 12/08/08*	1,500,000	1,498,566

Total Financial		6,096,655

TOTAL COMMERCIAL PAPER
(Cost: $19,997,913)		19,995,784

U. S. GOVERNMENT AGENCIES & OBLIGATIONS—49.5%
U. S. Government Agency—49.5%
Federal Home Loan Bank
0.08%, 12/01/08*	4,500,000	4,499,990
0.15%, 12/09/08*	19,500,000	19,499,213
0.85%, 1/07/09*	1,500,000	1,498,627
0.78%, 1/16/09*	5,000,000	4,994,817

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $30,493,056)		30,492,647

MONEY MARKET FUND—42.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $26,066,443)	26,066,443	26,066,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

WisdomTree Dreyfus Brazilian Real Fund

November 30, 2008

Investments	Principal Amount	Value
REPURCHASE AGREEMENT—22.7%
Citigroup Inc. tri-party repurchase agreement dated 11/28/08, 0.10% due 12/01/2008; Proceeds at maturity—$14,000,272 (Fully collateralized by U.S. Treasury Notes, 3.50% due 2/15/18; Market value—$14,280,248) (Cost: $14,000,156)	14,000,156	$14,000,156

TOTAL INVESTMENTS IN SECURITIES—146.9%
(Cost: $90,557,568)(b)		90,555,030
Liabilities in Excess of Other Assets—(46.9)%†		(28,911,375)

NET ASSETS—100.0%		$61,643,655

*	Interest rate shown reflects the discount rate at the time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes in substantially the same as for book purposes.
†	Reflects liability pending trade settlement; as of 12/1/08, Cash and Other Assets in Excess of Liabilities were $17,866.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund

November 30, 2008

Investments	Principal Amount	Value
COMMERCIAL PAPER—9.8%
Banks—6.3%
Bank of America Corp.
2.71%, 12/02/08*	$5,000,000	$4,998,836
Societe Generale North America, Inc.
2.78%, 12/09/08*	3,050,000	3,046,688

Total Banks		8,045,524

Financial—3.5%
BNP Paribas Finance, Inc.
2.75%, 12/09/08*	700,000	699,240
ING Funding LLC
2.73%, 12/02/08*	1,400,000	1,399,674
2.70%, 12/09/08*	1,300,000	1,298,588
Nordea North America
2.64%, 12/08/08*	1,000,000	999,044

Total Financial		4,396,546

TOTAL COMMERCIAL PAPER
(Cost: $12,445,953)		12,442,070

U. S. GOVERNMENT AGENCIES & OBLIGATIONS—64.5%
U. S. Government Agency—25.2%
Federal Home Loan Bank
0.15%, 12/15/08*	32,000,000	31,998,001

Treasury Bills—39.3%
U.S. Treasury Bills
0.13%, 12/04/08*	20,000,000	19,999,712
0.70%, 12/11/08*	30,000,000	29,996,738

Total Treasury Bills		49,996,450

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $81,991,858)		81,994,451

MONEY MARKET FUND—56.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $71,098,338)	71,098,338	71,098,338

REPURCHASE AGREEMENT—26.0%
Citigroup Inc. tri-party repurchase agreement dated 11/28/08, 0.10% due 12/01/2008; Proceeds at maturity—$33,001,008 (Fully collateralized by U.S. Treasury Notes, 3.50% due 2/15/18; Market value—$33,660,766) (Cost: $33,000,733)	33,000,733	33,000,733

TOTAL INVESTMENTS IN SECURITIES—156.3%
(Cost: $198,536,882)(b)		198,535,592
Liabilities in Excess of Other Assets—(56.3)%†		(71,478,407)

NET ASSETS—100.0%		$127,057,185

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
†	Reflects liability pending trade settlement; as of 12/1/08, Liabilities in Excess of Other Assets were $(2,552,966).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Euro Fund

November 30, 2008

Investments	Principal Amount		Value
TIME DEPOSITS—50.2%
Banks—50.2%
Barclays PLC
2.70%, 12/05/08	2,095,094	EUR	$2,658,465
2.80%, 12/05/08	250,000	EUR	317,225
Royal Bank of Scotland PLC
2.50%, 12/05/08	1,883,213	EUR	2,389,609
2.80%, 12/05/08	250,000	EUR	317,225
UBS AG
3.00%, 12/05/08	2,073,643	EUR	2,631,246

TOTAL TIME DEPOSITS
(Cost: $8,442,335)			8,313,770

FOREIGN GOVERNMENT OBLIGATIONS—47.2%
Sovereign—47.2%
Dutch Treasury Certificate
1.91%, 1/30/09*	2,149,000	EUR	2,717,214
French Treasury Bill
2.40%, 12/11/08*	1,849,000	EUR	2,345,353
2.10%, 1/08/09*	300,000	EUR	379,806
German Treasury Bill
1.49%, 12/10/08*	1,570,000	EUR	1,991,348
1.50%, 2/18/09*	300,000	EUR	379,388

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,823,646)			7,813,109

CORPORATE BONDS—2.3%
Banks—2.3%
Kreditanstalt fuer Wiederaufbau
5.00%, 1/04/09
(Cost: $441,944)	300,000	EUR	381,044

TOTAL INVESTMENTS IN SECURITIES—99.7%
(Cost: $16,707,925)(a)			16,507,923
Foreign Currency and Other Assets in Excess of Liabilities—0.3%			44,666

NET ASSETS—100.0%			$16,552,589

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

EUR - Euro

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund

November 30, 2008

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—89.6%
U. S. Government Agency—89.6%
Federal Home Loan Bank
0.08%, 12/01/08*	$2,000,000	$1,999,996
0.15%, 12/09/08*	4,200,000	4,199,830
0.85%, 1/07/09*	1,600,000	1,598,535

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $7,798,462)		7,798,361

MONEY MARKET FUND—46.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $4,051,841)	4,051,841	4,051,841

REPURCHASE AGREEMENT—23.0%
Citigroup Inc. tri-party repurchase agreement dated 11/28/08, 0.10% due 12/01/2008; Proceeds at maturity—$2,000,194 (Fully collateralized by U.S. Treasury Notes, 3.50% due 2/15/18; Market value—$2,040,276) (Cost: $2,000,178)	2,000,178	2,000,178

TOTAL INVESTMENTS IN SECURITIES—159.1%
(Cost: $13,850,481)(b)		13,850,380
Liabilities in Excess of Other Assets—(59.1)%†		(5,143,894)

NET ASSETS—100.0%		$8,706,486

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.
†	Reflects liability pending trade settlement; as of 12/1/08, Cash and Other Assets in Excess of Liabilities were $856,445.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund

November 30, 2008

Investments	Principal Amount		Value
TIME DEPOSITS—49.6%
Banks—49.6%
Barclays PLC
0.42%, 12/05/08	479,875,657	JPY	$5,038,329
Mizuho International PLC
0.30%, 12/05/08	272,292,457	JPY	2,858,864
UBS AG
0.50%, 12/05/08	291,297,720	JPY	3,058,404

TOTAL TIME DEPOSITS
(Cost: $10,979,806)			10,955,597

FOREIGN GOVERNMENT OBLIGATIONS—23.8%
Sovereign—23.8%
Japan Financing Bill
0.49%, 12/08/08*	250,000,000	JPY	2,624,580
0.46%, 1/13/09*	250,000,000	JPY	2,623,488

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $5,126,824)			5,248,068

CORPORATE BONDS—1.9%
Banks—1.9%
Norddeutsche Landesbank Girozentra
0.45%, 1/19/09
(Cost: $384,892)	40,000,000	JPY	419,790

REPURCHASE AGREEMENT—24.7%
Repurchase agreement dated 11/28/08, 0.35% due 12/01/2008 with Royal Bank of Scotland; Proceeds at maturity—520,668,546 JPY(Fully collateralized by Japan Financing Bills, 0.00% due 12/08/08-01/13/09; Japan Government Bond, 1.70% due 09/20/16; Market value—$10,817,704) (Cost: $5,466,464)	520,653,360	JPY	5,466,464

TOTAL INVESTMENTS IN SECURITIES—100.0%
(Cost: $21,957,986)(a)			22,089,919
Liabilities in Excess of Foreign Currency and Other Assets—(0.0)%			(10,798)

NET ASSETS—100.0%			$22,079,121

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

JPY - Japanese Yen

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus New Zealand Dollar Fund

November 30, 2008

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—117.7%
U. S. Government Agency—117.7%
Federal Home Loan Bank
0.15%, 12/09/08*	$2,000,000	$1,999,919
0.85%, 1/07/09*	200,000	199,817

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $2,199,759)		2,199,736

MONEY MARKET FUND—2.8%
AIM Short Term-Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $52,285)	52,285	52,285

TOTAL INVESTMENTS IN SECURITIES—120.5%
(Cost: $2,252,044)(b)		2,252,021

Liabilities in Excess of Cash and Other Assets—(20.5)%		(383,274)

NET ASSETS—100.0%		$1,868,747

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes in substantially the same as for book purposes.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund

November 30, 2008

Investments	Principal Amount	Value
U. S. GOVERNMENT AGENCIES & OBLIGATIONS—95.0%
U. S. Government Agency—95.0%
Federal Home Loan Bank
0.15%, 12/09/08*	$1,800,000	$1,799,927
0.85%, 1/07/09*	200,000	199,817

TOTAL U. S. GOVERNMENT AGENCIES & OBLIGATIONS
(Cost: $1,999,765)		1,999,744

MONEY MARKET FUND—0.5%
AIM Short-Term Investment Treasury Fund Private Class, 0.33%(a)
(Cost: $10,520)	10,520	10,520

TOTAL INVESTMENTS IN SECURITIES—95.5%
(Cost: $2,010,285)(b)		2,010,264
Cash and Other Assets in Excess of Liabilities—4.5%		94,745

NET ASSETS—100.0%		$2,105,009

*	Interest rate shown reflects the discount rate at time of purchase.
(a)	Rate shown represents annualized 7-day yield as of November 30, 2008.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of November 30, 2008, the Trust offered 49 investment funds. These notes relate only to the Schedule of Investments for the WisdomTree U.S. Current Income Fund (“U.S. Current Income Fund”), WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”), WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”), WisdomTree Dreyfus Euro Fund (“Euro Fund”), WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”), WisdomTree Dreyfus Japanese Yen Fund (“Japanese Yen Fund”), WisdomTree Dreyfus New Zealand Dollar Fund (“New Zealand Dollar Fund”) and WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”) (each a “Fund”, collectively, the “Funds”). The Funds commenced operations as follows: the Brazilian Real Fund, the Chinese Yuan Fund, the Euro Fund and the Indian Rupee Fund commenced operations on May 14, 2008; the U.S. Current Income Fund and the Japanese Yen Fund commenced operations on May 20, 2008 and May 21, 2008, respectively, and both the New Zealand Dollar Fund and South African Rand Fund commenced operations on June 25, 2008.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is known, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, as the mean between the most recently quoted bid and asked prices. The value of certain portfolio debt securities, other than temporary investments in short-term securities, takes into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Effective September 1, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.

Notes to Schedule of Investments (unaudited)(continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of November 30, 2008 in valuing each Fund’s assets carried at fair value:

Fund	Level 1 - Quoted Prices Valuation Inputs	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Current Income Fund	$1,533,445	$19,987,672	$—	$21,521,117
Brazilian Real Fund	26,066,443	64,488,587	—	90,555,030
Chinese Yuan Fund	71,098,338	127,437,254	—	198,535,592
Euro Fund	—	16,507,923	—	16,507,923
Indian Rupee Fund	4,051,841	9,798,539	—	13,850,380
Japanese Yen Fund	—	22,089,919	—	22,089,919
New Zealand Dollar Fund	52,285	2,199,736	—	2,252,021
South African Rand Fund	10,520	1,999,744	—	2,010,264

(b) Investment Transactions and Investment Income – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Repurchase Agreements – Each Fund’s custodian or a third party custodian under tri-party repurchase agreements, may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(e) Forward Currency Contracts – Each Fund may enter into forward currency contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contacts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward currency contracts were open at November 30, 2008:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	1/05/09	BRL	124,791,650	USD	53,697,825	$864,780
	1/05/09	BRL	16,656,595	USD	7,167,330	115,427

						$980,207

Chinese Yuan Fund	1/20/09	CNY	101,428,384	USD	14,699,186	$(15,508)
	1/20/09	CNY	144,258,893	USD	20,906,262	(64,649)
	1/20/09	CNY	633,280,490	USD	91,776,163	(270,420)

						$(350,577)

Indian Rupee Fund	2/27/09	INR	459,387,236	USD	8,728,486	$(31,759)

New Zealand Dollar Fund	12/17/08	NZD	985,141	USD	539,031	(113,511)
	12/17/08	NZD	634,497	USD	347,172	(73,356)
	12/17/08	NZD	617,800	USD	338,036	(71,834)
	12/17/08	NZD	551,011	USD	301,492	(62,792)
	12/17/08	NZD	551,011	USD	301,492	(61,010)
	12/17/08	NZD	72,909	USD	39,893	(568)

						$(383,071)

South African Rand Fund	2/18/09	ZAR	21,565,869	USD	2,099,761	$95,498

Currency Legend:

BRL – Brazilian real

CNY – Chinese yuan

INR – Indian rupee

NZD – New Zealand dollar

USD – U.S. dollar

ZAR – South African rand

Notes to Schedule of Investments (unaudited)(continued)

(f) Short-Term Investments – Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government, agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3.	FEDERAL INCOME TAXES

At November 30, 2008, the cost of investments for Federal income tax purposes was substantially the same as for book purposes as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. Current Income Fund	$21,522,004	$—	$(887)	$(887)
Brazilian Real Fund	90,557,568	—	(2,538)	(2,538)
Chinese Yuan Fund	198,536,882	2,802	(4,092)	(1,290)
Euro Fund	16,707,925	39,616	(239,618)	(200,002)
Indian Rupee Fund	13,850,481	—	(101)	(101)
Japanese Yen Fund	21,957,986	156,142	(24,209)	131,933
New Zealand Dollar Fund	2,252,044	—	(23)	(23)
South African Rand Fund	2,010,285	—	(21)	(21)

4.	NEW ACCOUNTING PRONOUNCEMENT

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: January 29, 2009

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg
President

Date: January 29, 2009

By:	/s/ Amit Muni
Amit Muni
Treasurer

Date: January 29, 2009